SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ENTITIES AND ITS SUBSIDIARIES

As of March 31, 2022, details of the Company’s major subsidiaries were as follows:

Entity Name	Date of Incorporation	Parent Entity	Nature of Operation	Place of Incorporation
DIGLS	July 4, 2016	FVTI	Investment holding	Republic of Seychelles
DILHK	June 22, 2016	DIGLS	Investment holding	Hong Kong, PRC
QHDX	November 3, 2016	DILHK	Investment holding	PRC
FVTL	May 31, 2011	QHDX	Trading of food and platform	PRC
JJGS	August 17, 2017	FVTI	Investment holding	Republic of Seychelles
JJHK	August 24, 2017	JJGS	Investment holding	Hong Kong, PRC
JJSZ	November 16, 2018	JJHK	Trading of food	PRC
Xixingdao	August 28, 2019	QHDX	Drinking water distribution and delivery	PRC
Dongguan City Fu La Tu Trade Ltd (“FLTT”)	September 27, 2020	FVTL	Trading of alcoholic beverages	PRC
Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)	December 2, 2020	FVTL	Trading of alcoholic beverages	PRC
Dongguan City Fu Xin Technology Ltd (“FXTL”)	November 12, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)	December 21, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Jing Technology Ltd (“FJTL”)	November 17, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Xiang Technology Ltd (“FGTL”)	November 16, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)	November 9, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Lai Food Ltd (“FLFL”)	September 27, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Yi Beverage Ltd (“FYBL”)	November 12, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Tai Food Trade Ltd (“FTFL”)	October 23, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Jia Drinking Water Ltd (“FJWL”)	March 29, 2021	Xixingdao	Sales of agriculture products, household electric appliances and food.	PRC
Dongguan City Fu Sheng Drinking Water Ltd (“FSWL”)	March 29, 2021	Xixingdao	Sales of agriculture products, household electric appliances and food.	PRC
Dongguan City Fu Xi Drinking Water Ltd (“FXWL”)	March 17, 2021	Xixingdao	Sales of agriculture products, household electric appliances and plastic products.	PRC
Shenzhen City Fu Jin Trading Technology Ltd (“FJSTL”)	June 7, 2021	Xixingdao	Sales of agriculture products, household electric appliances, plastic products and software development	PRC
Dongguan City Fu Li Trading Ltd (“FLTL”)	September 10, 2021	Xixingdao	Sales of agriculture products, household electric appliances and plastic products.	PRC
Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”)	September 13, 2021	QHDX	Supply chain service, sales of food and health products, machinery, plastic products, and investment holding.	PRC

Entity Name	Date of Incorporation	Parent Entity	Nature of Operation	Place of Incorporation
DIGLS	July 4, 2016	FVTI	Investment holding	Republic of Seychelles
DILHK	June 22, 2016	DIGLS	Investment holding	Hong Kong, PRC
QHDX	November 3, 2016	DILHK	Investment holding	PRC
FVTL	May 31, 2011	QHDX	Trading of food and platform	PRC
JJGS	August 17, 2017	FVTI	Investment holding	Republic of Seychelles
JJHK	August 24, 2017	JJGS	Investment holding	Hong Kong, PRC
JJSZ	November 16, 2018	JJHK	Trading of food	PRC
Xixingdao	August 28, 2019	QHDX	Drinking water distribution and delivery	PRC
Dongguan City Fu La Tu Trade Ltd (“FLTT”)	September 27, 2020	FVTL	Trading of alcoholic beverages	PRC
Dongguan City Fu Xin Gu Trade Ltd (“FXGT”)	December 2, 2020	FVTL	Trading of alcoholic beverages	PRC
Dongguan City Fu Xin Technology Ltd (“FXTL”)	November 12, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Guan Healthy Industry Technology Ltd (“FGHL”)	December 21, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Jing Technology Ltd (“FJTL”)	November 17, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Xiang Technology Ltd (“FGTL”)	November 16, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Ji Food & Beverage Ltd (“FJFL”)	November 9, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Lai Food Ltd (“FLFL”)	September 27, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Yi Beverage Ltd (“FYBL”)	November 12, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Tai Food Trade Ltd (“FTFL”)	October 23, 2020	Xixingdao	Drinking water distribution and delivery	PRC
Dongguan City Fu Jia Drinking Water Ltd (“FJWL”)	March 29, 2021	Xixingdao	Sales of agriculture products, household electric appliances and food.	PRC
Dongguan City Fu Sheng Drinking Water Ltd (“FSWL”)	March 29, 2021	Xixingdao	Sales of agriculture products, household electric appliances and food.	PRC
Dongguan City Fu Xi Drinking Water Ltd (“FXWL”)	March 17, 2021	Xixingdao	Sales of agriculture products, household electric appliances and plastic products.	PRC
Shenzhen City Fu Jin Trading Technology Ltd (“FJSTL”)	June 7, 2021	Xixingdao	Sales of agriculture products, household electric appliances, plastic products and software development	PRC
Dongguan City Fu Li Trading Ltd (“FLTL”)	September 10, 2021	Xixingdao	Sales of agriculture products, household electric appliances and plastic products.	PRC
Guangdong Fu Gu Supply Chain Group Ltd (“FGGC”)	September 13, 2021	QHDX	Supply chain service, sales of food and health products, machinery, plastic products, and investment holding.	PRC

SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE TRANSLATION

Translation of amounts from the local currencies of the Company into US$ has been made at the following exchange rates for the respective periods:

	As of and for the three months ended March 31,
	2022	2021
Period-end RMB:US$1 exchange rate	0.15770	0.15261
Period-average RMB:US$1 exchange rate	0.15752	0.15424

	December 31, 2021	December 31,2020
Spot RMB: USD exchange rate	$0.15735	$0.15317
Average RMB: USD exchange rate	$0.15499	$0.14496

SCHEDULE OF ESTIMATED USEFUL LIVES OF EQUIPMENT
Categories	Estimated useful life
Office equipment	3-20 years
Leasehold improvements	3 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF AMORTIZATION	Amortization is calculated on the straight-line basis over the following estimated useful lives:
Categories	Estimated useful life
Distribution channel	4 years
Others	5 years

SCHEDULE OF DISAGGREGATION REVENUE

The following table provides information about disaggregated revenue based on revenue by product types:

	Three months ended 31 March,
	2022	2021
Sales of wine	$630,462	$779,220
Sales of water	529,444	700,495
Sales of oil	-	135,997
Others	101,904	28,448
Total	$1,261,810	$1,644,160

The following table provides information about disaggregated revenue based on revenue by product types:

	For the years ended
	December 31, 2021	December 31, 2020
Sales of wine	$3,098,070	$2,704,662
Sales of water	3,653,171	1,297,554
Sales of oil	515,273	493,284
Others	755,309	510,194
Total	$8,021,823	$5,005,694